Note 16 - Share-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted Stock [Member]
Share-Based Payment Arrangement, Expense	$ 6,800	$ 3,700	$ 3,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, ForfeitureRate	5.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 76.66
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 12,300
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	2 years 2 months 12 days
Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	33.33%		25.00%
Performance Stock Units [Member]
Share-Based Payment Arrangement, Expense	$ 400	$ 0	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted (in shares)	18,012
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Requisite Service Period (Year)	3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 103.5
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Grant Date Closing Price (in dollars per share)	$ 73.91
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.93%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	51.83%
Performance Stock Units [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Earned Compared to Target, Percentage	0.00%
Performance Stock Units [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Earned Compared to Target, Percentage	200.00%
Common Class B [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period (in shares)	128,462	57,960	10,000
The 2020 Equity Compensation Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)	356,889
The 2020 Equity Compensation Plan [Member] | Common Class B [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	1,000,000